SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2013
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

NOTE 9 - SHARE BASED COMPENSATION

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2013 STOCK INCENTIVE PLAN

Effective May 1, 2013, the Company's 2013 Stock Option and Award Plan (the "2013

Stock Incentive Plan") was approved by its Board of Directors and the 2013 Stock

Option Incentive Plan is requires  shareholder by April 30, 2014. Under the 2013

Stock  Incentive  Plan,  the Board of  Directors  may grant  options or purchase rights to purchase  common stock to officers,  employees,  and other persons who provide services to the Company or any related company. The participants to whom awards are granted, the type of awards granted, the number of shares covered for each award, and the purchase price, conditions and other terms of each award are determined by the Board of Directors,  except that the term of the options shall not exceed 10 years. A total of 5 million  shares of the Company's  common stock are subject to the 2013 Stock  Incentive  Plan.  The shares  issued for the 2013

Stock Incentive Plan may be either  treasury or authorized and unissued  shares.

During the six months  ended  2013,  options  in the  amount of  3,900,000  were granted under the 2013 Stock Incentive Plan and no options expired or exercised.

The following table summarizes information related to the outstanding and vested options at June 30, 2013:

                                                             Outstanding and

                                                              Vested Options

                                                           --------------------

         Number of shares                                       3,900,000

         Weighted average remaining contractual life            1.6 years

         Weighted average exercise price                           $.10

         Number of shares vested                                 939,703

         Aggregate intrinsic value                                 $0

The aggregate  intrinsic value of outstanding  securities is the amount by which the fair value of underlying  (common)  shares exceeds the exercise price of the options issued and outstanding.  No options were exercised during the six months ended June 30, 2013. The Company did not realize any income tax expense  related to the exercise of stock  options for the six months  ended June 30,  2013.  The

Company  has granted to its Chief  Operating  Officer  effective  March 5, 2013,

cashless options to acquire up to 2,250,000 shares of the Company's common stock at an option  price of $0.10 per  share  for a period  of three  years  from the effective date of the grant.  The options are fully vested at the date of grant.

The fair value of the options  granted was  estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

         Volatility                         76%

         Expected Option Term               1-3 years

         Risk-free interest rate            2.90%

         Expected dividend yield            0.00%

The expected  term of the options  granted was  estimated to be the  contractual term.  The  expected  volatility  was  based  on an  average  of the  volatility disclosed based upon comparable companies who had similar expected option terms.

The risk-free rate was based on the ten-year U.S. Treasury bond rate.